Information on remuneration	12 Months Ended
Dec. 31, 2020
Information on remuneration [Abstract]
Information on remuneration [Text Block]

28Information on remuneration

Remuneration of the Executive Committee

In 2020, the total remuneration costs relating to the members of the Executive Committee (consisting of 15 members, including the members of the Board of Management) amounted to EUR 33.2 million (2019: EUR 30.0 million; 2018: EUR 26.8 million) consisting of the elements in the following table.

Philips Group

Remuneration costs of the Executive Committee1)

in EUR

	2018	2019	2020
Base salary/Base compensation	8,370,406	9,241,364	9,299,794
Annual incentive2)	5,651,996	5,566,763	6,726,768
Performance shares3)4)	8,896,369	11,143,320	13,153,975
Restricted share rights3)	492,237	168,404	288,372
Pension allowances5)	1,919,839	2,076,834	2,054,570
Pension scheme costs	411,028	440,003	382,513
Other compensation6)	1,013,128	1,331,990	1,264,908
Total	26,755,003	29,968,678	33,170,901
1)The Executive Committee consisted of 15 members as per December 31, 2020 (2019: 14 members; 2018: 13 members)2)The annual incentives are related to the performance in the year reported which are paid out in the subsequent year.3)Costs of performance shares and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of performance shares at the vesting/release date4)For 2020, a release of EUR 554,437 (2019: EUR 0; 2018: EUR 1,740,520) is included due to non-vesting of performance shares5)Pension allowances are gross taxable allowances paid to the Executive Committee members in the Netherlands. These allowances are part of the pension arrangement6)The stated amounts mainly concern (share of) allowances to members of the Executive Committee that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated

At December 31, 2020, the members of the Executive Committee (including the members of the Board of Management) held 193,300 (2019: 291,520; 2018: 333,670) stock options at a weighted average exercise price of EUR 17.31 (2019: EUR 18.61; 2018: EUR 18.99).

Remuneration of the Board of Management

In 2020, the total remuneration costs relating to the members of the Board of Management amounted to EUR 11.4 million (2019: EUR 9.7 million; 2018: EUR 9.8 million), see table below.

Philips Group

Remuneration costs of individual members of the Board of Management in EUR

	base compensation/salary	annual incentive1)	performance shares2)	restricted share rights2)	pension allowances3)	pension scheme costs	other compensation	total costs
2020
F.A. van Houten	1,325,000	1,298,500	2,874,467	-	565,922	27,001	62,176	6,153,067
A. Bhattacharya	785,000	596,600	1,295,996	-	233,126	27,001	70,267	3,007,990
M.J. van Ginneken	580,000	437,920	952,453	-	158,800	27,001	46,986	2,203,160
	2,690,000	2,333,020	5,122,916	-	957,849	81,004	179,428	11,364,217

2019
F.A. van Houten	1,295,000	1,091,800	2,235,166	-	559,052	26,380	52,713	5,260,111
A. Bhattacharya	770,000	517,472	995,483	-	230,006	26,380	63,265	2,602,606
M.J. van Ginneken	571,250	335,685	713,815	-	171,018	26,380	38,278	1,856,426
	2,636,250	1,944,957	3,944,464	-	960,076	79,140	154,256	9,719,143
2018
F.A. van Houten	1,205,000	1,264,286	2,319,460	588	537,181	25,708	39,042	5,391,265
A. Bhattacharya	718,750	637,536	942,220	129	217,823	25,708	53,522	2,595,688
M.J. van Ginneken	557,500	362,611	711,806	66	168,210	25,708	35,299	1,861,200
	2,481,250	2,264,433	3,973,486	783	923,214	77,124	127,863	9,848,153
1)The annual incentives are related to the performance in the year reported which are paid out in the subsequent year. For more details on the annual incentives refer to 2020 Annual Incentive2)Costs of performance shares and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of performance shares at the vesting/release date3)The stated amounts mainly concern (share of) allowances to members of the Board of Management that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated.

For further information on remuneration costs, see Total remuneration costs in 2020.

The accumulated annual pension entitlements and the pension costs of individual members of the Board of Management are as follows:

Philips Group

Accumulated annual pension entitlements and pension-related costs in EUR unless otherwise stated

	age at December 31, 2020	accumulated annual pension as of December 31, 2020	total pension related costs
F.A. van Houten	60	329,412	592,924
A. Bhattacharya	59	33,307	260,128
M.J. van Ginneken	47	46,220	185,802
Pension costs			1,038,853

When pension rights are granted to members of the Board of Management, necessary payments (if insured) and all necessary provisions are made in accordance with the applicable accounting principles. In 2020, no (additional) pension benefits were granted to former members of the Board of Management.

Remuneration of the Supervisory Board

The remuneration of the members of the Supervisory Board amounted to EUR 1.3 million (2019: EUR 1.2 million; 2018: 1.1 million). Former members received no remuneration.

The members of the Supervisory Board do not receive any share-based remuneration. Therefore, at December 31, 2020 the members of the Supervisory Board held no stock options, performance shares or restricted shares.

The individual members of the Supervisory Board received, by virtue of the positions they held, the following remuneration:

Philips Group

Remuneration of the Supervisory Board

in EUR

	membership	committees	other compensation1)	total
20202)
J. van der Veer	155,000	35,000	11,345	201,345
C.A. Poon	115,000	49,000	7,269	171,269
N. Dhawan	100,000	18,000	7,269	125,269
O. Gadiesh	100,000	14,000	2,269	116,269
D.E.I. Pyott	100,000	42,000	12,269	154,269
P.A.M. Stoffels	100,000	9,333	9,769	119,102
A.M. Harrison	100,000	14,000	2,269	116,269
M.E. Doherty	100,000	24,000	9,769	133,769
P. Löscher	66,667	21,333	1,513	89,513
F. Sijbesma	76,667	9,333	1,513	87,513
	1,013,333	236,000	65,254	1,314,587
20192)
J. van der Veer	155,000	35,000	7,000	197,000
C.A. Poon	115,000	50,167	22,000	187,167
H.N.F.M. von Prondzynski	33,333	16,333	5,667	55,333
J.P. Tai	25,000	10,250	5,500	40,750
N. Dhawan	100,000	18,000	27,000	145,000
O. Gadiesh	100,000	19,833	12,000	131,833
D.E.I. Pyott	100,000	41,500	17,000	158,500
P.A.M. Stoffels	100,000	-	14,500	114,500
A.M. Harrison	100,000	9,333	12,000	121,333
M.E. Doherty	41,667	1,500	8,333	51,500
	870,000	201,917	131,000	1,202,917
20182)
J. van der Veer	140,000	27,500	12,000	179,500
C.A. Poon	96,250	36,625	22,000	154,875
H.N.F.M. von Prondzynski	85,000	36,625	14,500	136,125
J.P. Tai	85,000	34,625	22,000	141,625
N. Dhawan	85,000	14,250	24,500	123,750
O. Gadiesh	85,000	14,250	22,000	121,250
D.E.I. Pyott	85,000	25,250	32,000	142,250
P.A.M. Stoffels	38,333	-	8,333	46,667
A.M. Harrison	31,667	-	10,667	42,333
	731,250	189,125	168,000	1,088,375
1)The amounts mentioned under other compensation relate to the fee for intercontinental travel, inter-European travel, the entitlement of EUR 2,000 under the Philips product arrangement and the annual fixed net expense allowance.2)As of 2013, part of the remuneration of members of the Supervisory Board living in the Netherlands is subject to VAT. The amounts mentioned in this table are excluding VAT

Supervisory Board members’ and Board of Management members’ interests in Philips shares

Members of the Supervisory Board and of the Executive Committee are prohibited from writing call and put options or similar derivatives of Philips securities.

Philips Group

Shares held by Board members1)2)

in number of shares

	December 31, 2019	December 31, 2020
J. van der Veer	18,366	18,738
F.A. van Houten	347,565	424,029
A. Bhattacharya	90,083	123,077
M.J. van Ginneken	67,600	88,996
1)Reference date for board membership is December 31, 2020. 2)The total shares held by the members of the Board of Management is less than 1% of the company's issued share capital.